Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net
4. Property and equipment, net
Property and equipment, net consist of the following (in thousands):

	December 31, 2022
	Cost	Accumulated Amortization	Net Book Value

Laboratory equipment	$6,773	$1,926	$4,847
Furniture, fixtures, and IT equipment	2,342	1,026	1,316

	$9,115	$2,952	$6,163

	December 31, 2021
	Cost	Accumulated Amortization	Net Book Value

Laboratory equipment	$6,237	$1,006	$5,231
Furniture, fixtures, and IT equipment	1,850	629	1,221

	$8,087	$1,635	$6,452

Depreciation expense on property and equipment totaled $1.4 million and $1.1 million for the years ended December 31, 2022 and 2021, respectively.